Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities

Lease liabilities consisted of the following:

	Term of	Annual interest	As of December 31,
	repayments	rate	2024	2025
			US$’000	US$’000
Lease of offices	Within 2 years	5.25%	60	16
Total:			60	16

Representing: –
Current portion			42	16
Non-current portion			18	—
			60	16